Income Taxes - Significant Portions of Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets-current:
Tax loss carried forwards of a subsidiary	$ 37